Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

15 — INCOME TAXES

Net loss for the years ended December 31, 2023 and 2022, was as follows:

	Years ended December 31,
	2023	2022
Domestic	$(9,557,067)	$(27,041,252)
Foreign	(6,081,522)	(8,158,787)
Net Loss	$(15,638,589)	$(35,200,039)

Provision for income taxes for the years ended December 31, 2023 and 2022, consisted of the following:

	Years ended December 31,
	2023	2022
Current tax provision
Federal	$—	$—
State and local	7,141	10,276
Foreign	67,356	9,985
Total current tax provision	74,497	20,261

Deferred tax provision
Federal	—	—
State and local	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$74,497	$20,261

Deferred tax assets (liabilities) consist of the following:

	Years ended December 31,
	2023	2022
Deferred tax assets
Stock options issued for services	$135,604	$—
Net Operating Loss Carryforwards	27,783,834	23,213,473
Section 174 Expenditures	1,243,418	604,219
R&D Tax Credits	6,406,470	2,244,842
Other	469,896	94,384
Total gross deferred tax assets	36,039,222	26,156,918

Less Valuation Allowance	(35,566,934)	(26,156,918)
Net deferred tax assets	472,288	—

Deferred tax liabilities
Fixed Assets	101,757	—
Right of Use Asset	(113,698)	—
Amortization	13,080	—
Unrealized Fx gain (loss)	(473,427)	—
Total gross deferred tax liabilities	(472,288)	—
Net deferred tax liabilities	$—	$—

The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows:

	Years ended December 31,
	2023	2022
Federal income tax at the Statutory Rate	21.00%	21.00%
Permanent Items	(0.21)%	(0.95)%
Foreign	7.80%	—%
State Taxes	24.10%	(0.03)%
Return to Provision	0.09%	—%
Other	6.79%	(1.86)%
Change in valuation allowance	(60.27)%	(18.15)%
Total tax benefit	—%	—%

As of December 31, 2023, the Company had federal net operating loss carryforwards of approximately $101,966,000 which will be carried forward indefinitely. In addition, the Company has state net operating loss carryforwards of approximately $10,749,000 with varying expiration dates as determined by each state.

As of December 31, 2023, The Company had foreign net operating loss carryforwards of approximately $22,182,000 and $16,200,000 as of December 31, 2023 and 2022, respectively, which have no expiration.

As of December 31, 2023, Company had federal R&D credit carryforwards of approximately $3,207,000 which will begin to expire in 2038 for federal tax purposes.

At December 31, 2023 the Company had state R&D credit carryforwards of approximately $5,124,000 for state tax purposes which will not expire.

IRC Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points. As of December 31, 2023, the Company has not completed IRC Section 382 analysis. An IRC Section 382 limitation calculation will be performed prior to the usage of tax attributes.

The Company’s effective tax rate could also fluctuate due to changes in the valuation of its deferred tax assets or liabilities, or by changes in tax laws, regulations, and accounting principles.

The Company has evaluated both positive and negative evidence and determined that all of its deferred tax assets for the UK & French subsidiaries will not be realized within foreseeable future. As a result, the valuation allowance sets against both subsidiaries deferred tax assets.

Beginning January 1, 2022, the Tax Cuts and Jobs Act (the “Tax Act”) eliminated the option to deduct research and development expenditures in the current year and requires taxpayers to capitalize such expenses pursuant to Internal Revenue Code (“IRC”) Section 174. The capitalized expenses are amortized over a five-year period for domestic expenses. As a result of this provision of the Tax Act, deferred tax assets related to capitalized research expenses increased by $663,935 in 2023, partially offset by amortization on research expenses.